Fair Value Measurements (Details 2) - Level 3 [Member] $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Total fair value as of January 1, 2016
Payment obligation related to acquisition	2,237
Settlement of payment obligation	(1,400) [1]
Accretion of payment obligation	233
Total fair value as of December 31, 2016	$ 1,070

[1]	$1,400 is included within other payables and accrued expenses on the balance sheet as the set milestone was met as of December 31, 2016.